Condensed Statements of Cash Flows - USD ($)	3 Months Ended		6 Months Ended	8 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2025
Cash flows from operating activities
Net income (loss)	$ 13,367,096	$ (220,351)	$ (593,556)		$ (71,774,579)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	1,945	178	297		6,411
Change in fair value of legal settlement liability	(4,689,638)	0
Noncash operating lease expense	20,996	3,350
Change in fair value of Simple Agreements for Future Equity	(13,419,233)	55,961	396,404		39,321,489
Expected loss on legal settlement			0		16,345,000
Amortization of operating lease right-of-use assets			0		52,825
Stock-based compensation	2,734,113	9,013	2,755		12,565,721
Changes in operating assets and liabilities:
Prepaid expenses	252,269	(18,023)	0		(333,403)
Due from stockholder	0	(19,305)	(24,614)		24,614
Operating lease right-of-use assets and liabilities	(19,261)	(42,935)	0		(84,202)
Other assets	6,006	0	0		(6,006)
Accounts payable	1,318,445	0	0		97,937
Accrued expenses	(785,528)	21,501	70,725		(72,082)
Net cash used in operating activities	(1,212,790)	(210,611)	(147,989)		(3,856,275)
Cash flows from financing activities
Proceeds from Issuance of Simple Agreements for Future Equity	1,585,000	307,000	170,000		6,470,500
Proceeds from member contribution			250		0
Payment of deferred transaction costs			0		(835,173)
Net cash provided by financing activities	1,585,000	307,000	170,250		5,635,327
Cash flows from investing activities
Purchases of property and equipment			(4,985)		(39,087)
Net cash used in investing activities			(4,985)		(39,087)
Net increase (decrease) in cash	372,210	96,389	17,276		1,739,965
Cash—beginning of period	1,757,241	17,276	0		17,276
Cash—end of period	2,129,451	113,665	17,276	$ 17,276	1,757,241
Supplemental non-cash disclosure:
Right-of-use assets obtained in exchange for lease liabilities	0	68,914	0		134,432
Deferred transaction costs included in accounts payable	416,002	0	0		1,039,751
GIGCAPITAL7 CORP [Member]
Cash flows from operating activities
Net income (loss)	535,601	1,618,274		2,378,292	3,825,465
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liability	(342,148)	114,173		183,675	1,283,055
Interest and dividends earned on cash and marketable securities held in Trust Account	(1,869,218)	(2,103,979)		(3,188,704)	(8,448,606)
Accretion of debt discount on convertible working capital loan—related party	15,225	0
Change in fair value of derivative liability	(14,743)	0
Changes in operating assets and liabilities:
Other assets	0	32,244		(85,984)	85,984
Accounts payable	162,908	36,263		25,439	145,336
Accrued expenses	499,283	(39,000)		39,000	84,464
Related party payable	1,685	(21,051)		34,048	(29,995)
Accrued legal services	831,744	0		0	1,818,095
Prepaid expenses and other current assets	(3,007)	(54,678)		(207,680)	56,336
Net cash used in operating activities	(182,670)	(417,754)		(821,914)	(1,179,866)
Cash flows from financing activities
Proceeds from issuance of convertible working capital loan	148,000	0
Proceeds from sale of public units, net of underwriting discount paid				199,400,000	0
Proceeds from the sale of private placement warrants to Founder				58,060	0
Payment of offering costs				(644,918)	(75,000)
Net cash provided by financing activities	148,000	0		202,166,142	(75,000)
Cash flows from investing activities
Investment of cash in Trust Account				(200,000,000)	0
Net cash used in investing activities				(200,000,000)	0
Net increase (decrease) in cash	(34,670)	(417,754)		1,344,228	(1,254,866)
Cash—beginning of period	89,362	1,344,228		0	1,344,228
Cash—end of period	54,692	926,474	$ 1,344,228	1,344,228	89,362
Supplemental non-cash disclosure:
Fair value of derivative liability at issuance of convertible working capital loan—related party	30,449	0		75,000	0
Accretion of Class A ordinary shares to redemption value	$ 1,869,218	$ 2,103,979		22,757,853	8,448,606
Class B Ordinary Shares | GIGCAPITAL7 CORP [Member]
Cash flows from financing activities
Proceeds from issuance of convertible working capital loan				103,000	0
Proceeds from sale of Class B ordinary shares in a private placement				$ 3,250,000	$ 0